Income Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in comprehensive income	$ 61,038,000	$ (1,394,000)	$ 2,776,000
Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(254,940,000)	(149,012,000)
Movements, Recognized in profit or loss	232,755,000	74,247,000
Movements, Recognized in comprehensive income	60,144,000	821,000
Movements, Acquisitions	60,358,000	(162,842,000)
Movements, Foreign currency translation difference	128,374,000	(11,642,000)
Movements, Other increases (decreases)	(42,917,000)	(6,512,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(113,033,000)	(254,940,000)	(149,012,000)
Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(296,807,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(296,807,000)
Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(551,747,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(551,747,000)
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(332,221,000)	(290,192,000)
Movements, Recognized in profit or loss	(25,314,000)	(55,917,000)
Movements, Foreign currency translation difference	27,654,000	(6,885,000)
Movements, Other increases (decreases)	(19,926,000)	20,773,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(349,781,000)	(332,221,000)	(290,192,000)
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	26,000
Deferred Taxes Assets/(Liabilities), Net ending balance		26,000
Accumulated Depreciation [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(332,195,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(332,195,000)
Accumulated Amortization [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(20,766,000)	(21,066,000)
Movements, Recognized in profit or loss	145,000	147,000
Movements, Foreign currency translation difference	2,937,000	153,000
Movements, Other increases (decreases)	490,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(17,194,000)	(20,766,000)	(21,066,000)
Accumulated Amortization [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(20,766,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(20,766,000)
Post-Employment Benefit Obligations [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	83,769,000	80,129,000
Movements, Recognized in profit or loss	1,362,000	778,000
Movements, Recognized in comprehensive income	59,036,000	4,590,000
Movements, Acquisitions	262,299,000
Movements, Foreign currency translation difference	(31,463,000)	(1,258,000)
Movements, Other increases (decreases)	(1,052,000)	(470,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	373,951,000	83,769,000	80,129,000
Post-Employment Benefit Obligations [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	83,769,000
Deferred Taxes Assets/(Liabilities), Net ending balance		83,769,000
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	3,278,000	9,386,000
Movements, Recognized in profit or loss	(8,149,000)	(888,000)
Movements, Recognized in comprehensive income	1,103,000	(3,796,000)
Movements, Foreign currency translation difference	(85,000)	8,000
Movements, Other increases (decreases)	(1,221,000)	(1,432,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(5,074,000)	3,278,000	9,386,000
Revaluation of Financial Instruments [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	3,278,000
Deferred Taxes Assets/(Liabilities), Net ending balance		3,278,000
Tax Loss [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Movements, Recognized in profit or loss	274,706,000
Movements, Foreign currency translation difference	(16,117,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	258,589,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	144,318,000	104,105,000
Movements, Recognized in profit or loss	120,906,000	75,463,000
Movements, Acquisitions	340,549,000
Movements, Foreign currency translation difference	(70,557,000)	(11,652,000)
Movements, Other increases (decreases)	52,407,000	(23,598,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	593,249,000	144,318,000	104,105,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	5,626,000
Deferred Taxes Assets/(Liabilities), Net ending balance		5,626,000
Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	149,944,000
Deferred Taxes Assets/(Liabilities), Net ending balance		149,944,000
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	46,147,000	47,456,000
Movements, Recognized in profit or loss	7,183,000	444,000
Movements, Acquisitions	218,400,000
Movements, Foreign currency translation difference	(14,989,000)	(47,000)
Movements, Other increases (decreases)	(197,000)	(1,706,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	256,544,000	46,147,000	47,456,000
Provision For Civil Contingencies [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	46,147,000
Deferred Taxes Assets/(Liabilities), Net ending balance		46,147,000
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	33,669,000	30,366,000
Movements, Recognized in profit or loss	(705,000)	3,457,000
Movements, Foreign currency translation difference	(540,000)	(154,000)
Movements, Other increases (decreases)	(64,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	32,360,000	33,669,000	30,366,000
Provision Contingencies Workers [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	33,669,000
Deferred Taxes Assets/(Liabilities), Net ending balance		33,669,000
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	99,420,000	101,579,000
Movements, Recognized in profit or loss	111,533,000	(362,000)
Movements, Acquisitions	34,765,000
Movements, Foreign currency translation difference	(15,218,000)	(1,797,000)
Movements, Other increases (decreases)	(251,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	235,875,000	99,420,000	101,579,000
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	5,626,000
Deferred Taxes Assets/(Liabilities), Net ending balance		5,626,000
Provision Uncontainable Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	105,046,000
Deferred Taxes Assets/(Liabilities), Net ending balance		105,046,000
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	4,782,000	8,507,000
Movements, Recognized in profit or loss	6,685,000	(4,579,000)
Movements, Acquisitions	4,028,000
Movements, Foreign currency translation difference	(870,000)	218,000
Movements, Other increases (decreases)	105,000	636,000
Deferred Taxes Assets/(Liabilities), Net ending balance	14,730,000	4,782,000	8,507,000
Provision Of Human Resources Accounts [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	4,782,000
Deferred Taxes Assets/(Liabilities), Net ending balance		4,782,000
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(119,729,000)	(107,417,000)
Movements, Recognized in profit or loss	(30,739,000)	(12,312,000)
Movements, Acquisitions	(54,965,000)
Movements, Foreign currency translation difference	7,689,000
Movements, Other increases (decreases)	1,061,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(196,683,000)	(119,729,000)	(107,417,000)
Financial Assets Ifric 12 [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(119,729,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(119,729,000)
Other Provisions [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	80,029,000	23,614,000
Movements, Recognized in profit or loss	26,949,000	88,815,000
Movements, Acquisitions	138,321,000
Movements, Foreign currency translation difference	(46,629,000)	(9,872,000)
Movements, Other increases (decreases)	51,753,000	(22,528,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	250,423,000	80,029,000	23,614,000
Other Provisions [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	80,029,000
Deferred Taxes Assets/(Liabilities), Net ending balance		80,029,000
Other [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(133,318,000)	(31,374,000)
Movements, Recognized in profit or loss	(130,901,000)	54,664,000
Movements, Recognized in comprehensive income	5,000	27,000
Movements, Acquisitions	(542,490,000)	(162,842)
Movements, Foreign currency translation difference	216,005,000	7,992,000
Movements, Other increases (decreases)	(73,615,000)	(1,785,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(966,773,000)	(133,318,000)	(31,374,000)
Other [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(302,459,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(302,459,000)
Other [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(435,777,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(435,777,000)
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	4,395,000
Movements, Recognized in profit or loss	(31,488,000)
Movements, Recognized in comprehensive income	5,000
Movements, Acquisitions	74,195,000
Movements, Foreign currency translation difference	9,466,000
Movements, Other increases (decreases)	(75,900,000)
Deferred Taxes Assets/(Liabilities), Net ending balance	(19,327,000)	4,395,000
Other Deferred Taxes [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	4,395,000
Deferred Taxes Assets/(Liabilities), Net ending balance		4,395,000
Other Deferred Taxes Net [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	1,512,000	(31,374,000)
Movements, Recognized in profit or loss		50,136,000
Movements, Recognized in comprehensive income		27,000
Movements, Acquisitions		(23,484)
Movements, Foreign currency translation difference		7,992,000
Movements, Other increases (decreases)		(1,785,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		1,512,000	$ (31,374,000)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(2,883,000)
Movements, Recognized in profit or loss	(111,518,000)
Movements, Foreign currency translation difference	151,813,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(265,047,000)	(2,883,000)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(302,459,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(302,459,000)
Argentina | Monetary Correction [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(305,342,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		(305,342,000)
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Assets (Liabilities) [Member]
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	(134,830,000)
Movements, Recognized in profit or loss	12,105,000	4,528,000
Movements, Acquisitions	(616,685,000)	(139,358)
Movements, Foreign currency translation difference	54,726,000
Movements, Other increases (decreases)	2,285,000
Deferred Taxes Assets/(Liabilities), Net ending balance	(682,399,000)	(134,830,000)
Enel Distribucin Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Assets (Liabilities) [Member] | As Restated
Disclosure Of Income Taxes [Line Items]
Deferred Taxes Assets/(Liabilities), Net beginning balance	$ (134,830,000)
Deferred Taxes Assets/(Liabilities), Net ending balance		$ (134,830,000)